Goodwill and Intangible Assets	12 Months Ended
Dec. 30, 2016
Goodwill and Intangible Assets
Goodwill and Intangible Assets

(8) Goodwill and Intangible Assets

Our annual goodwill impairment test is conducted as of the first day of the fourth quarter of each year.  There were no triggering events during the year ended December 30, 2016 that would require us to initiate a goodwill impairment test at a date other than the annual impairment testing date.  We identified nine reporting units relevant to our annual impairment review performed as of October 1, 2016.  In selecting these reporting units, we considered (i) whether an operating segment or a component of an operating segment is a business, (ii) whether discrete financial information is available, (iii) whether the financial information is regularly reviewed by management of the operating segment, and (iv) how the operations are managed or how an acquired entity is integrated in the business operations.  Based upon this evaluation, we determined that we had the following reporting units as of October 1, 2016:

•	Environmental
•	Government Facilities and Infrastructure
•	Industrial and Advanced Technology
•	Nuclear
•	Oil, Gas and Chemicals
•	Power EPC
•	Transportation
•	Urban Environments and Sports
•	Water

After completing step one of the annual impairment test on October 1, 2016, we determined that the carrying value of each reporting unit did not exceed its respective fair value; therefore, the second step of the impairment test was unnecessary and no impairment charge was recognized.  Additionally, as discussed in Note 17 – Segment Information, during the first quarter of fiscal year 2017, we implemented a new organizational structure to more fully align global operations with the Company’s client-centric strategy, resulting in three sectors: National Governments, Private, and State & Local Governments.  Each of these sectors has been identified in 2017 as a reportable operating segment, which resulted in a change in our operating segments and reporting units.  We allocated goodwill to our new reporting units using a relative fair value approach in the first quarter 2017.  We did not identify an impairment of goodwill related to the change in our operating segments and reporting units.  We will conduct our annual goodwill impairment test as of the first day of the fourth quarter of 2017, or, upon the occurrence of certain triggering events at an earlier date.  Additionally, we completed an assessment of any potential goodwill impairment for all reporting units immediately prior to the change in operating segments and reporting units and determined that no impairment existed.    As a result, no impairment charge was recorded for the year ended December 30, 2016.  No impairment of identifiable intangibles was incurred in the year ended December 30, 2016.

For the year ended December 31, 2014, we recorded a goodwill impairment charge of $64.2 million, of which $36.4 million related to our Power EPC business within discontinued operations and $27.8 million related to our Private sector.  Additionally, for the year ended December 31, 2014 we identified an impairment in our tradename intangibles of $9.1 million related to our Power EPC business within discontinued operations.

The following table presents the changes in goodwill by segment during the years ended December 30, 2016 and December 25, 2015:

($ in thousands)	National Governments	Private	State & Local Governments	Consolidated Total
Balance as of December 31, 2014	$15,041	$152,635	$366,299	$533,975
Foreign currency translation	(631)	(7,478)	(14,881)	(22,990)
Balance as of December 25, 2015	$14,410	$145,157	$351,418	$510,985
Acquisitions	938	4,377	25,951	31,266
Foreign currency translation	(2,595)	(2,621)	(59,283)	(64,499)
Balance as of December 30, 2016	$12,753	$146,913	$318,086	$477,752

The following table presents the changes in intangible assets by segments for the years ended December 30, 2016 and December 25, 2015:

($ in thousands)	National Governments	Private	State & Local Governments	Consolidated Total
Balance as of December 31, 2014	$1,920	$38,554	$50,905	$91,379
Amortization	(752)	(5,609)	(18,714)	(25,075)
Foreign currency translation	(61)	(5,436)	(1,796)	(7,293)
Balance as of December 25, 2015	$1,107	$27,509	$30,395	$59,011
Amortization	(531)	(4,037)	(13,584)	(18,152)
Foreign currency translation	(143)	516	(3,208)	(2,835)
Balance as of December 30, 2016	$433	$23,988	$13,603	$38,024

Intangible assets with finite lives consist of the following:

		Accumulated	Net finite‑lived
($ in thousands)	Cost	Amortization	intangible assets
December 30, 2016
Customer relationships	172,880	(134,856)	38,024
Total finite-lived intangible assets	$172,880	$(134,856)	$38,024
December 25, 2015
Customer relationships	187,580	(128,655)	58,925
Tradename	4,499	(4,413)	86
Total finite-lived intangible assets	$192,079	$(133,068)	$59,011

All intangible assets are being amortized over their expected lives of between two and ten years.  Amortization expense is reflected in selling, general and administrative expense and totaled $18.2 million, $25.1 million and $46.2 million for the years ended December 30, 2016, December 25, 2015 and December 31, 2014, respectively.  All intangible assets are expected to be fully amortized in 2024.

At December 30, 2016, the future estimated amortization expense related to these intangible assets is:

Amortization
($ in thousands)	Expense
2017	$15,543
2018	4,198
2019	3,465
2020	3,465
2021	3,465
Thereafter	7,888
$38,024